PROVISION FOR JUDICIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR JUDICIAL LIABILITIES
Rollforward and changes in the provisions according to the nature of the proceedings for probable losses, net of judicial deposits

	December 31,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the year	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,948)	(44,516)	(20,497)		(79,961)
Write-off	(71,446)	(53,211)	(15,577)	(48,836)	(189,070)
Additions	14,036	157,562	56,834		228,432
Monetary adjustment	15,177	17,045	15,377		47,599
Provision balance	419,915	255,805	118,729	2,645,705	3,440,154
Judicial deposits	(149,951)	(12,270)	(21,623)		(183,844)
Provision balance at the end of the year	269,964	243,535	97,106	2,645,705	3,256,310
1)

Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.

2)	Reversal due to a change in likelihood and/or due to settlement.

	December 31,
	2021
	Tax and		Civil,	Contingent
	social		environment	liabilities (1) (2)
	security	Labor	and real estate	assumed	Total
Provision balance at the beginning of the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-offs	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustments	10,270	15,702	11,747		37,719
Provision balance	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Provision balance at the end of the year	341,506	133,623	62,942	2,694,541	3,232,612
1)	Amounts arising from tax lawsuits with a possible or remote probability of loss, in the amount of R$2,496,358 and civil lawsuits in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.
2)	Reversal due to a change in likelihood and/or due to settlement.

Schedule of possible losses for which no provision has been recorded

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	December 31,	December 31,
	2022	2021
Taxes and social security(1)	8,201,246	7,539,938
Labor	321,428	211,767
Civil and environmental (1)	4,414,877	3,691,778
	12,937,551	11,443,483
1)	The amounts above do not include the fair value adjustments allocated to probable contingencies representing R$2,614,518 (R$2,515,486 as t December 31, 2021), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations, as presented in Note 20.1.1. above.